Trade and other receivables (Details) - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Trade and other receivables [abstract]
Trade, leases and services receivable	$ 45,922	$ 26,352
Less: allowance for doubtful accounts	(3,850)	(1,302)
Total trade receivables	42,072	25,050
Prepaid expenses	11,839	7,494
Guarantee deposits	3	255
Tax credits	1,548	1,263
Borrowings granted, deposits, and other balances	7,642	5,058
Others	7,939	1,859
Total other receivables	28,971	15,929
Total trade and other receivables	71,043	40,979
Non-current	27,326	14,202
Current	43,717	26,777
Total	$ 71,043	$ 40,979